Notes Payable	12 Months Ended
Dec. 31, 2021
Notes Payable.
Notes Payable

8. Notes Payable

Relief Therapeutics Loan

On April 6, 2020, the Company entered into a loan agreement with Relief (the “Relief Therapeutics Loan”) in the amount of $0.5 million. The loan matures on April 6, 2022 and bears interest at 2% per annum payable in arrears.

Paycheck Protection Program Loan

On April 28, 2020, the Company received $0.1 million in loan funding from the Paycheck Protection Program (the “PPP Loan”), established pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). The term of the PPP Loan is two years. To the extent the loan amount is not forgiven under the PPP Loan, the Company is obligated to make equal monthly payments of principal and interest, beginning seven months from the date of the PPP Loan note, until the maturity date. The PPP Loan amount may be eligible for forgiveness in the event that (i) at least 75% of the PPP Loan proceeds are used to cover payroll costs and the remainder is used for mortgage interest, rent and utility costs over the eight-week period after the PPP Loan is made, and (ii) the number of employees and compensation levels are generally maintained. Forgiveness of the PPP Loan is dependent on the Company having initially qualified for the PPP Loan and qualifying for the forgiveness of such PPP Loan based on future adherence to the forgiveness criteria. The Company used the entire PPP Loan for qualifying payroll expenses and filed for loan forgiveness on December 30, 2020.

The Company received full forgiveness of all outstanding principal and accrued and unpaid interest on the PPP Loan as of February 11, 2021. The forgiveness of the PPP Loan qualified for debt extinguishment in accordance with ASC 470-50, Debt Modifications and Extinguishments, and as a result, the outstanding principal and accrued and unpaid interest was written off in the amount of $0.1 million and less than $0.1 million, respectively, and the Company recorded a gain on extinguishment totaling $0.1 million for the year ended December 31, 2021.

Note Payable — Vendor

On July 1, 2019, the Company converted certain accounts payable into a loan (the “Note Payable —  Vendor”) with a vendor in the amount of $0.2 million. The loan matured on July 1, 2020. As of December 31, 2021, the note payable was paid in full.

The following table summarizes the Company’s outstanding notes payable as of the respective periods (in thousands).

	December 31,
	2021	2020
Relief loan	$500	500
Paycheck Protection Program loan	—	120
Note payable – vendor	—	154
Carrying value of notes payable	500	774
Accrued interest	18	23
Note payable	518	797
Notes payable and accrued interest, current	$518	$249
Notes payable and accrued interest, non-current	$—	$548